Financial Risk Management (Details) - Schedule of share purchase warrants	12 Months Ended
Mar. 31, 2022 USD ($)
US$
Share purchase warrants, Beginning
Issued	6,063,086
Share purchase warrants, Ending	$ 6,063,086